Allowance for Loan and Lease Losses - Troubled Debt Restructuring Modifications (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) contract property	Sep. 30, 2015 USD ($) contract	Sep. 30, 2016 USD ($) contract property	Sep. 30, 2015 USD ($) contract	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract
Troubled debt restructuring modifications
Number of Contracts | contract	9	2	22	6	30	43
Unpaid Principal Pre-Modification	$ 5,719	$ 985			$ 30,157	$ 46,662
Unpaid Principal Post-Modification	5,719	985			29,443	39,927
Recorded Investment			$ 30,174	$ 5,158
Related Allowance	18	$ 57	64	$ 86	592	792
Total loan and lease commitments	5,179,570		5,179,570		5,192,874	$ 4,777,846
Commitments related to borrowers who had loan terms modified in a TDR	$ 6,300		$ 6,300		$ 0
Loans modified in TDRs that experienced a payment default
Period past due for payment default			30 days		30 days
Number of contracts | contract	0	7	0	8	10	8
Recorded Investment		$ 11,183		$ 11,329	$ 8,434	$ 2,789
Number of residential mortgage loans collateralized by real estate property and modified in a TDR in the process of foreclosure | contract	1	2	1	2
Residential mortgage loans collateralized by real estate property and modified in a TDR in the process of foreclosure	$ 500	$ 800	$ 500	$ 800
Real estate property held from foreclosed TDR
Loans modified in TDRs that experienced a payment default
Real estate property held from a foreclosed TDR		$ 0		$ 0
Commercial and Industrial
Troubled debt restructuring modifications
Number of Contracts | contract	2	1	6	1	5	5
Unpaid Principal Pre-Modification	$ 98	$ 100			$ 11,888	$ 13,791
Unpaid Principal Post-Modification	98	$ 100			11,888	13,791
Recorded Investment			$ 16,015	$ 100
Related Allowance	4		4
Total loan and lease commitments	$ 2,194,182		$ 2,194,182		$ 2,262,712	$ 2,063,472
Loans modified in TDRs that experienced a payment default
Number of contracts | contract		6		6	3	1
Recorded Investment		$ 9,783		$ 9,783	$ 6,153	$ 299
Number of contracts that were refinanced | contract	5		5		3
Number of contracts extended with a reduced interest rate | contract	1		1
Commercial Real Estate
Troubled debt restructuring modifications
Number of Contracts | contract	4		6	1	4	6
Unpaid Principal Pre-Modification	$ 5,044				$ 5,649	$ 6,372
Unpaid Principal Post-Modification	5,044				$ 5,649	4,529
Recorded Investment			$ 10,450	$ 2,755
Related Allowance	7		$ 7			$ 52
Loans modified in TDRs that experienced a payment default
Number of contracts | contract		1		1
Recorded Investment		$ 1,400		$ 1,400
Construction
Troubled debt restructuring modifications
Number of Contracts | contract						2
Unpaid Principal Pre-Modification						$ 8,607
Unpaid Principal Post-Modification						4,579
Lease Financing
Troubled debt restructuring modifications
Short-term forbearance period after which missed payments are added to end of lease term			3 months		3 months
Total loan and lease commitments	$ 16		$ 16		$ 104	$ 444
Residential
Troubled debt restructuring modifications
Period of time monthly payments are lowered to accommodate borrowers' financial needs			2 years		2 years
Number of Contracts | contract	3	1	10	4	21	30
Unpaid Principal Pre-Modification	$ 577	$ 885			$ 12,620	$ 17,892
Unpaid Principal Post-Modification	577	885			11,906	17,028
Recorded Investment			$ 3,709	$ 2,303
Related Allowance	$ 7	$ 57	$ 53	$ 86	$ 592	$ 740
Loans modified in TDRs that experienced a payment default
Number of contracts | contract				1	7	7
Recorded Investment				$ 146	$ 2,281	$ 2,490
Residential | Real estate property held from foreclosed TDR
Loans modified in TDRs that experienced a payment default
Number of real estate properties | property	1		1
Real estate property held from a foreclosed TDR	$ 300		$ 300
Consumer
Troubled debt restructuring modifications
Total loan and lease commitments	$ 1,465,486		$ 1,465,486		$ 1,448,336	$ 1,425,862
Consumer | Minimum
Troubled debt restructuring modifications
Threshold period past due for charge-off			120 days		120 days
Consumer | Maximum
Troubled debt restructuring modifications
Threshold period past due for charge-off			180 days		180 days